Financial assets and liabilities - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates (Detail)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	5.5024	6.19	4.84
Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.4692	6.44	5.35
United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	7.4112	7.76	6.16
Probable [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	5.5
Probable [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.545
Probable [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	7.535
25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.875
25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	8.1813
25% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	9.4188
50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	8.25
50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	9.8175
50% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	11.3025
-25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	4.125
-25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	4.9088
-25% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	5.6513
-50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	2.75
-50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	3.2725
-50% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	3.7675